ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
ORDINARY SHARES

12. ORDINARY SHARES

The addition of ordinary shares during the year ended December 31, 2022 came from the vest of restricted shares and the grant of restricted shares to consultant and senior management.

The addition of ordinary shares during the year ended December 31, 2023 came from a registered direct offering in February 28, 2023.

On February 28, 2023, the Company completed the issuance of 2,500,000 ADSs (representing 5,000,000 Class A Ordinary Shares of the Company) at a purchase price of $0.80 per ADS and an accompanying warrant to purchase of 1,000,000 ADSs (representing 2,000,000 Class A Ordinary Shares of the Company) at a purchase price of $0.80 per ADS, in a private placement. The net proceeds from the private placement, after deducting the offering expenses, totaled $1,849, of which $1,449 was allocated to the ordinary shares and $400 to the warrants, respectively. The Company classified the warrant in each of the aforementioned issuances on its consolidated balance sheets as equity, and valued the respective warrant issued in conjunction with private placements using the Black-Scholes model based on the following weighted average assumptions:

Risk-free interest rate	4.51%
Expected volatility	120.13%
Expected term	3	years
Expected dividend yield	—
Exercise price	$0.40
Market value of common stock	$0.31